OPERATING LEASES (Details) - New Dragonfly - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Renewal lease term	5 years		5 years	5 years
Annual escalating monthly payments, minimum	$ 47	$ 56	$ 4	$ 56	$ 4
Annual escalating monthly payments, maximum	$ 55	$ 63	$ 11	$ 63	$ 11